Income Tax Income Tax (Tax Credit Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 700	$ 979
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	185
Foreign Tax Authority | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	185
Foreign Tax Authority | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General Business Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	622
General Business Tax Credit Carryforward | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General Business Tax Credit Carryforward | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General Business Tax Credit Carryforward | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	103
General Business Tax Credit Carryforward | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	519
General Business Tax Credit Carryforward | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	123
Other Tax Credit Carryforward | 2016-2020
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward | 2021-2025
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward | 2026-2030
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward | 2031-2035
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 123